5. SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
5. SHARE-BASED COMPENSATION

WARRANTS - On January 4, 2010, the Company issued 6,000 Warrants to purchase Common Stock to an independent consultant to manage sales relationships.  The services were recorded equal to the value of the shares at the date of grant and an expense of $3,051 is included in the operating expenses for the year ended December 31, 2010.

On August 17, 2010, the Company issued 145,600 Warrants to purchase Common Stock to franchisee owners of a chain store for the purpose of placing proximity marketing units in their business locations.

On January 20, 2011, the Company issued 100,000 shares of restricted Common Stock and Warrants to purchase 200,000 shares of Common Stock for the business development agreement.

In July 2012 and November 2012 the Company issued to consultants five year warrants to purchase 37,250 shares and 125,000 shares respectively, at exercise prices ranging from $.35 per share to $.55 per share.

RESTRICTED STOCK GRANTS - In January 2010, the Company entered into an agreement with a consulting firm to provide services over the next twelve months.  The agreement provides for the issuance of 100,000 restricted Common Stock.

In January 2010, the Company also entered into an agreement with two individuals to provide services over the next twelve months.  The agreement provides for the issuance of 57,500 shares and 52,500 restricted common shares of Common Stock which vest immediately.

In December 2010, the Company entered into an agreement with a consulting firm to provide services to the Corporation.  50,000 shares of stock were granted to the consultant during the fourth quarter of 2010.

On January 20, 2011, the Company issued to an independent contractor 50,000 shares of common stock in exchange for consulting services rendered.

On May 25, 2011, the Company issued 100,000 shares of Common Stock as a consulting fee to an independent contractor assisting the Company structure a stock deal.

On August 17, 2011, the Company issued 65,000 shares of Corporation’s Common Stock to retain the services of two outside representatives for an additional three years.

On August 17, 2011, the Company issued 175,000 shares of the Corporation’s Common Stock in exchange for consulting services rendered.

On September 7, 2011, the Company issued 150,000 shares of restricted Common Stock to an independent contractor for investor relations and public relations.

On December 20, 2011, the Company approved the grant of 200,000 options to purchase Company stock options to an individual who accepted the position on the board of directors.

On December 29, 2011, the Company issued 66,000 restricted Common Stock in exchange for computer consulting services.

During the past three years, the Company has granted under our 2005 Plan certain employees and consultants restricted stock awards for services for the prior year with vesting to occur after the passage of an additional 12 months. These awards totaled 51,000 Shares for 2009, subject to continued services with the Company through December 31, 2009.  These awards totaled 105,000 Shares for 2010 subject to continued services with the Company through December 31, 2010.  These awards totaled 45,000 Shares for 2011 subject to continued services with the Company through December 31, 2012.

All stock options under the Plan are granted at or above the fair market value of the common stock at the grant date. Employee and non-employee stock options generally vest over periods ranging from one to three years and generally expire either five or ten years from the grant date.

The Company's Plan is accounted for, in accordance with the recognition and measurement provisions requires compensation costs related to share-based payment transactions, including employee stock options, to be recognized in the financial statements. In addition, the Company adheres to the guidance set forth within Securities and Exchange Commission which provides the staff's views regarding the interaction between certain SEC rules and regulations and provides interpretations with respect to the valuation of share-based payments for public companies.

The fair value of options at the date of grant was estimated using the Black-Scholes option pricing model.  The expected volatility is based upon historical volatility of the Company's stock and other contributing factors. The expected term is based upon observation of actual time elapsed between date of grant and exercise of options for all employees. Previously such assumptions were determined based on historical data.

In June, 2011, the Company hired an advisor to provide investor awareness and business advisory services at a cost of $10,000 per month and 25,000 shares of restricted stock. For January through June 2012 the Company issued 150,000 shares of common stock for consulting services. Pursuant to an agreement effective June, 2012 the Company agreed to pay the adviser $10,000 per month plus 100,000 shares per quarter. A total of 200,000 shares of common stock were issued for the last six months of 2012. The advisory agreement was terminated in November 2012 and then a new agreement was entered into pursuant to which the adviser received five year warrants to purchase 125,000 shares of common stock exercisable at $.35 per share through November, 2017.

In April 2012 the Company entered into various business advisory agreements pursuant to which a total of 535,000 shares were issued in connection with services rendered. In September 2012, an aggregate of 71,040 shares of common stock were returned to the Company for cancellation to settle a dispute between the Company and certain consultants.